Quarterly Holdings Report
for
Fidelity® Quality Factor ETF
October 31, 2023
T22-NPRT1-1223
1.9880057.107
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	115,869	1,784,383
Verizon Communications, Inc.	58,408	2,051,873
		3,836,256
Interactive Media & Services - 5.7%
Alphabet, Inc. Class A (a)	92,887	11,525,419
Meta Platforms, Inc. Class A (a)	19,958	6,012,747
		17,538,166
Media - 1.0%
Comcast Corp. Class A	51,191	2,113,676
The Trade Desk, Inc. (a)	13,456	954,838
		3,068,514
TOTAL COMMUNICATION SERVICES		24,442,936
CONSUMER DISCRETIONARY - 10.1%
Automobiles - 1.9%
Tesla, Inc. (a)	28,270	5,677,747
Hotels, Restaurants & Leisure - 3.7%
Airbnb, Inc. Class A (a)	16,576	1,960,775
Booking Holdings, Inc. (a)	951	2,652,872
Domino's Pizza, Inc.	4,965	1,683,085
McDonald's Corp.	12,162	3,188,512
Yum! Brands, Inc.	16,062	1,941,253
		11,426,497
Specialty Retail - 3.6%
AutoZone, Inc. (a)	903	2,236,848
Lowe's Companies, Inc.	12,953	2,468,453
O'Reilly Automotive, Inc. (a)	2,497	2,323,309
The Home Depot, Inc.	13,604	3,872,923
		10,901,533
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc. Class B	26,934	2,768,007
TOTAL CONSUMER DISCRETIONARY		30,773,784
CONSUMER STAPLES - 6.2%
Beverages - 1.4%
Monster Beverage Corp.	26,754	1,367,129
The Coca-Cola Co.	49,916	2,819,755
		4,186,884
Food Products - 0.4%
The Hershey Co.	6,367	1,192,857
Household Products - 3.0%
Church & Dwight Co., Inc.	14,582	1,326,087
Colgate-Palmolive Co.	22,214	1,668,716
Kimberly-Clark Corp.	12,002	1,435,919
Procter & Gamble Co.	26,062	3,910,082
The Clorox Co.	8,222	967,729
		9,308,533
Personal Care Products - 0.1%
Kenvue, Inc.	20,358	378,659
Tobacco - 1.3%
Altria Group, Inc.	41,139	1,652,554
Philip Morris International, Inc.	24,482	2,182,815
		3,835,369
TOTAL CONSUMER STAPLES		18,902,302
ENERGY - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
Antero Midstream GP LP	56,058	691,756
Cheniere Energy, Inc.	5,724	952,588
Chevron Corp.	17,544	2,556,687
ConocoPhillips Co.	14,926	1,773,209
Coterra Energy, Inc.	28,692	789,030
EOG Resources, Inc.	9,354	1,180,943
Exxon Mobil Corp.	37,425	3,961,436
Magnolia Oil & Gas Corp. Class A	28,688	644,046
Marathon Oil Corp.	29,298	800,128
Texas Pacific Land Corp.	440	812,218
		14,162,041
FINANCIALS - 13.0%
Banks - 2.7%
Cullen/Frost Bankers, Inc.	21,508	1,957,013
East West Bancorp, Inc.	38,523	2,065,603
First Citizens Bancshares, Inc.	1,616	2,231,276
Popular, Inc.	31,667	2,059,622
		8,313,514
Capital Markets - 4.1%
Ameriprise Financial, Inc.	7,262	2,284,407
Blackstone, Inc.	27,661	2,554,493
CME Group, Inc.	14,013	2,991,215
Moody's Corp.	7,955	2,450,140
MSCI, Inc.	4,805	2,265,798
		12,546,053
Financial Services - 3.2%
MasterCard, Inc. Class A	12,310	4,632,869
Visa, Inc. Class A	22,142	5,205,584
		9,838,453
Insurance - 3.0%
Aon PLC	8,757	2,709,416
Kinsale Capital Group, Inc.	6,203	2,071,244
Principal Financial Group, Inc.	30,405	2,057,810
RLI Corp.	16,996	2,264,547
		9,103,017
TOTAL FINANCIALS		39,801,037
HEALTH CARE - 13.5%
Biotechnology - 4.7%
AbbVie, Inc.	30,044	4,241,612
Amgen, Inc.	14,688	3,755,722
Regeneron Pharmaceuticals, Inc. (a)	3,988	3,110,201
Vertex Pharmaceuticals, Inc. (a)	8,988	3,254,645
		14,362,180
Health Care Equipment & Supplies - 0.7%
IDEXX Laboratories, Inc. (a)	5,427	2,167,924
Health Care Providers & Services - 2.1%
UnitedHealth Group, Inc.	12,069	6,463,674
Life Sciences Tools & Services - 1.5%
Medpace Holdings, Inc. (a)	9,598	2,329,147
Mettler-Toledo International, Inc. (a)	2,084	2,053,157
		4,382,304
Pharmaceuticals - 4.5%
Eli Lilly & Co.	11,549	6,397,338
Johnson & Johnson	31,960	4,740,946
Zoetis, Inc. Class A	17,022	2,672,454
		13,810,738
TOTAL HEALTH CARE		41,186,820
INDUSTRIALS - 9.4%
Aerospace & Defense - 0.7%
Lockheed Martin Corp.	4,778	2,172,270
Air Freight & Logistics - 1.0%
Expeditors International of Washington, Inc.	12,063	1,317,883
United Parcel Service, Inc. Class B	13,106	1,851,223
		3,169,106
Commercial Services & Supplies - 1.1%
Cintas Corp.	3,396	1,722,180
Copart, Inc.	36,983	1,609,500
		3,331,680
Electrical Equipment - 0.4%
Atkore, Inc. (a)	9,063	1,126,350
Ground Transportation - 1.8%
CSX Corp.	56,959	1,700,226
Old Dominion Freight Lines, Inc.	3,976	1,497,600
Union Pacific Corp.	10,639	2,208,763
		5,406,589
Machinery - 1.7%
Caterpillar, Inc.	8,826	1,995,117
Illinois Tool Works, Inc.	7,563	1,695,020
Otis Worldwide Corp.	18,317	1,414,256
		5,104,393
Professional Services - 1.6%
Automatic Data Processing, Inc.	8,676	1,893,277
Paychex, Inc.	13,353	1,482,851
Verisk Analytics, Inc.	7,000	1,591,520
		4,967,648
Trading Companies & Distributors - 1.1%
Fastenal Co.	28,222	1,646,471
W.W. Grainger, Inc.	2,219	1,619,493
		3,265,964
TOTAL INDUSTRIALS		28,544,000
INFORMATION TECHNOLOGY - 27.6%
Communications Equipment - 1.4%
Cisco Systems, Inc.	79,753	4,157,524
IT Services - 2.1%
Accenture PLC Class A	12,938	3,843,750
VeriSign, Inc. (a)	12,915	2,578,609
		6,422,359
Semiconductors & Semiconductor Equipment - 5.4%
Applied Materials, Inc.	23,782	3,147,548
Broadcom, Inc.	6,123	5,151,709
Lam Research Corp.	4,713	2,772,281
Microchip Technology, Inc.	32,657	2,328,118
Texas Instruments, Inc.	21,870	3,105,759
		16,505,415
Software - 11.5%
Adobe, Inc. (a)	8,429	4,484,734
Autodesk, Inc. (a)	14,211	2,808,520
Fair Isaac Corp. (a)	3,166	2,678,024
Microsoft Corp.	65,771	22,237,826
Qualys, Inc. (a)	18,670	2,855,577
		35,064,681
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	128,605	21,961,876
TOTAL INFORMATION TECHNOLOGY		84,111,855
MATERIALS - 2.6%
Chemicals - 1.7%
CF Industries Holdings, Inc.	7,426	592,446
Ecolab, Inc.	4,575	767,411
Linde PLC	5,078	1,940,608
LyondellBasell Industries NV Class A	6,954	627,529
Olin Corp.	9,085	388,111
Sherwin-Williams Co.	3,586	854,221
		5,170,326
Construction Materials - 0.1%
Eagle Materials, Inc.	2,846	438,028
Containers & Packaging - 0.2%
Packaging Corp. of America	3,792	580,366
Metals & Mining - 0.6%
Nucor Corp.	4,752	702,298
Reliance Steel & Aluminum Co.	2,124	540,303
Steel Dynamics, Inc.	5,802	617,971
		1,860,572
TOTAL MATERIALS		8,049,292
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	5,293	492,937
AvalonBay Communities, Inc.	3,805	630,641
Equity Residential (SBI)	10,261	567,741
Essex Property Trust, Inc.	2,538	542,929
Extra Space Storage, Inc.	5,215	540,222
Gaming & Leisure Properties	12,484	566,649
Prologis (REIT), Inc.	11,220	1,130,415
Public Storage	2,967	708,253
SBA Communications Corp. Class A	3,080	642,580
Simon Property Group, Inc.	6,753	742,087
VICI Properties, Inc.	23,838	665,080
WP Carey, Inc.	9,112	488,859
		7,718,393
UTILITIES - 2.3%
Electric Utilities - 0.9%
FirstEnergy Corp.	24,627	876,721
Hawaiian Electric Industries, Inc.	20,940	271,801
NextEra Energy, Inc.	26,589	1,550,139
		2,698,661
Gas Utilities - 0.5%
National Fuel Gas Co.	14,901	759,206
ONE Gas, Inc.	10,140	612,456
		1,371,662
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	29,850	976,692
Multi-Utilities - 0.6%
Public Service Enterprise Group, Inc.	16,273	1,003,230
WEC Energy Group, Inc.	11,044	898,871
		1,902,101
TOTAL UTILITIES		6,949,116
TOTAL COMMON STOCKS (Cost $297,881,252)		304,641,576

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 3.87% (b) (Cost $315,069)	315,006	315,069

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $298,196,321)	304,956,645
NET OTHER ASSETS (LIABILITIES) - 0.1% (c)	358,448
NET ASSETS - 100.0%	305,315,093

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	25	Dec 2023	526,531	(29,316)	(29,316)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Includes $68,320 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.87%	508,828	5,875,107	6,068,866	7,813	-	-	315,069	0.0%
Fidelity Securities Lending Cash Central Fund 3.62%	162,000	9,760,598	9,922,598	4,308	-	-	-	0.0%
Total	670,828	15,635,705	15,991,464	12,121	-	-	315,069

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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